Share-based payments, Exercise prices and weighted average remaining contractual life (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) £ / shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary of exercisable [Abstract]
Number of options | $	$ 16,480		$ 9,110	$ 3,260
Share option plan [Member] | Range one [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 11.83
Number of options | £		£ 439,220
Weighted average remaining contractual life	3 years 2 months 12 days
Share option plan [Member] | Range two [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 17.46
Number of options | £		3,915,749
Weighted average remaining contractual life	8 years 8 months 12 days
Share option plan [Member] | Range three [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 26.00
Number of options | £		4,433,612
Weighted average remaining contractual life	9 years 3 months 18 days
Share option plan [Member] | Range four [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 32.98
Number of options | £		16,545
Weighted average remaining contractual life	4 years 1 month 6 days
Share option plan [Member] | Range five [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 36.79
Number of options | £		161,500
Weighted average remaining contractual life	9 years 9 months 18 days
Share option plan [Member] | Range six [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 39.02
Number of options | £		4,000
Weighted average remaining contractual life	9 years 6 months
Share option plan [Member] | Range seven [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 40.93
Number of options | £		114,045
Weighted average remaining contractual life	7 years 4 months 24 days
Share option plan [Member] | Range eight [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 41.74
Number of options | £		51,944
Weighted average remaining contractual life	9 years 3 months 18 days
Share option plan [Member] | Range nine [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 46.39
Number of options | £		£ 61,845
Weighted average remaining contractual life	9 years 1 month 6 days